Trade Accounts Receivables, Net (Details) - Schedule of movement of impairment in trade accounts receivable - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of movement of impairment in trade accounts receivable [Abstract]
Balance		S/ (56,630)	S/ (8,422)	S/ (7,633)
Impairment, net (Note 26.iii)		(1,061)	(19,772)	(955)
Impairment, net (Note 28.b)		84	(33,874)
Write-off	[1]	8,340	5,653	12
Exchange difference		(336)	(212)	37
Translation adjustments		(1)	(3)	117
Balance		S/ (49,604)	S/ (56,630)	S/ (8,422)

[1]	In 2021, corresponds mainly to the write-offs generated in Cumbra Peru for S/4.2 million, Tren Urbano de Lima S.A. for S/3.5 million, and others for S/0.6 million (in 2020, Cumbra Peru for S/5.7 million).